Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	235,099,117.73	20,997
Yield Supplement Overcollateralization Amount 12/31/24	2,318,793.70	0
Receivables Balance 12/31/24	237,417,911.43	20,997
Principal Payments	14,076,353.03	778
Defaulted Receivables	411,003.34	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	2,078,496.21	0
Pool Balance at 01/31/25	220,852,058.85	20,191

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.83%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	4,785,421.56	286
Past Due 61-90 days	1,634,587.33	99
Past Due 91-120 days	415,488.65	24
Past Due 121+ days	0.00	0
Total	6,835,497.54	409

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.07%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Delinquency Trigger Occurred	NO

Recoveries	553,442.29
Aggregate Net Losses/(Gains) - January 2025	(142,438.95)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.72%
Prior Net Losses/(Gains) Ratio	1.80%
Second Prior Net Losses/(Gains) Ratio	0.74%
Third Prior Net Losses/(Gains) Ratio	0.26%
Four Month Average	0.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.50%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	4.20%
Weighted Average Contract Rate, Yield Adjusted	5.22%
Weighted Average Remaining Term	26.32

Flow of Funds	$ Amount
Collections	15,484,808.01
Investment Earnings on Cash Accounts	12,222.98
Servicing Fee	(197,848.26)
Transfer to Collection Account	-
Available Funds	15,299,182.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	149,228.67
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	8,491,649.91
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	834,403.51

Total Distributions of Available Funds	15,299,182.73

Servicing Fee	197,848.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	229,343,708.76
Principal Paid	14,247,058.88
Note Balance @ 02/18/25	215,096,649.88

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-3
Note Balance @ 01/15/25	55,943,708.76
Principal Paid	14,247,058.88
Note Balance @ 02/18/25	41,696,649.88
Note Factor @ 02/18/25	10.7632034%

Class A-4
Note Balance @ 01/15/25	121,600,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	121,600,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	34,530,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	34,530,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	17,270,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	17,270,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	217,720.34
Total Principal Paid	14,247,058.88
Total Paid	14,464,779.22

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	37,762.00
Principal Paid	14,247,058.88
Total Paid to A-3 Holders	14,284,820.88

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1896188
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.4081683
Total Distribution Amount	12.5977871

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0974755
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.7760942
Total A-3 Distribution Amount	36.8735697

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	596.03
Noteholders' Principal Distributable Amount	403.97

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	2,877,704.48
Investment Earnings	10,395.03
Investment Earnings Paid	(10,395.03)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,873,712.92	$1,931,968.91	$2,302,852.24
Number of Extensions	122	124	138
Ratio of extensions to Beginning of Period Receivables Balance	0.79%	0.76%	0.86%